INCOME TAXES (Details 1) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		37 Months Ended	46 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013
Federal statutory rates					$ (803,393)
Federal statutory rates, rate					34.00%
State statutory rates					(165,405)
State statutory rates, rate					7.00%
Income passed through to owners					626,177
Income passed through to owners, rate					(26.00%)
Other					(45,553)
Other, rate					1.90%
Changes in valuation allowance					342,621
Changes in valuation allowance, rate					(15.00%)
Effective rate
Effective rate, rate					0.00%